Equity	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
EQUITY

NOTE 23

EQUITY

a)	Capital

As of December 31, 2020 and 2019 the Bank had 188,446,126,794 shares outstanding, all of which are subscribed for and paid in full, amounting to Ch$891,303 million. All shares have the same rights, and have no preferences or restrictions.

The activity with respect to shares during 2020, 2019 and 2018 was as follows:

	SHARES As of December 31,
	2020	2019	2018

Issued as of January 1	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares	-	-	-
Issuance of outstanding shares	-	-	-
Stock options exercised	-	-	-
Issued as of December 31,	188,446,126,794	188,446,126,794	188,446,126,794

As of December 31, 2020, 2019 and 2018 the Bank does not have any of its own shares in treasury, nor do any of the consolidated companies.

As of December 31, 2020 the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	22,450,671,671	22,450,671,671	11.91
Banks on behalf of third parties	15,925,407,468	-	15,925,407,468	8.45
Pension funds (AFP) on behalf of third parties	9,929,343,874	-	9,929,343,874	5.27
Stock brokers on behalf of third parties	6,892,162,980	-	6,892,162,980	3.66
Other minority holders	6,655,539,533	-	6,655,539,533	3.53
Total	165,995,455,123	22,450,671,671	188,446,126,794	100.00

(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

As of December 31, 2019 the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	24,822,041,271	24,822,041,271	13.17
Banks on behalf of third parties	15,957,137,883	-	15,957,137,883	8.47
Pension funds (AFP) on behalf of third parties	9,995,705,956	-	9,995,705,956	5.30
Stock brokers on behalf of third parties	5,551,024,270	-	5,551,024,270	2.95
Other minority holders	5,527,216,146	-	5,527,216,146	2.93
Total	163,624,085,523	24,822,041,271	188,446,126,794	100.00

(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

As of December 31, 2018 the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	26,486,000,071	26,486,000,071	14.05
Banks on behalf of third parties	15,770,481,573	-	15,770,481,573	8.20
Pension funds (AFP) on behalf of third parties	9,033,172,896	-	9,033,172,896	4.79
Stock brokers on behalf of third parties	4,773,558,507	-	4,773,558,507	2.53
Other minority holders	6,109,287,067	-	6,109,287,067	3.25
Total	161,960,126,723	26,486,000,071	188,446,126,794	100.00

(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

b)	Reserves

During 2020, on the Shareholders Meeting held in April, it was agreed to capitalize on reserves 40% of retained earnings from previous years, equivalent to MCh$220,838 (MCh$236,761 and MCh$141,204 in the year 2019 and 2018 respectively).

c)	Dividends

The distribution of dividends is detailed in the Consolidated Statements of Changes in Equity.

d)	As of December 31, 2020, 2019 and 2018 the basic and diluted earnings per share were as follows:

	As of December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

a) Basic earnings per share
Total attributable to the shareholders of the Bank	547,614	619,091	595,333
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	2.906	3.285	3.159
Basic earnings per share from continuing operations (in Ch$)	2.906	3.276	3.139
Basic earnings per share from discontinued operations (in Ch$)	-	0.009	0.020

b) Diluted earnings per share
Total attributable to the shareholders of the Bank	547,614	619,091	595,333
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	2.906	3.285	3.159
Diluted earnings per share from continuing operations (in Ch$)	2.906	3.276	3.139
Diluted earnings per share from discontinued operations (in Ch$)	-	0.009	0.020

As of December 31, 2020, 2019 and 2018 the Bank does not own instruments with dilutive effects.

e)	Other comprehensive income from available for sale investments and cash flow hedges:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Debt instruments at FVOCI
As of January 1,	29,184	6,962	1,855
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	30,062	(17,775)	6,609
Recycling from other comprehensive income to income for the year	43,609	39,997	(1,502)
Subtotals	73,671	22,222	5,107
Total	102,885	29,184	6,962

Cash flow hedges
As of January 1,	(40,435)	9,803	(3,562)
Gains (losses) on the re-measurement of cash flow hedges, before tax	(93,182)	(49,163)	14,048
Recycling adjustments on cash flow hedges, before tax	(3,148)	(1,075)	(683)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	-	-	-
Subtotals	(96,330)	(50,238)	13,365
Total	(136,765)	(40,435)	9,803

Other comprehensive income, before taxes	(33,910)	(11,251)	16,765

Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	(27,464)	(7,756)	(1,810)
Income tax relating to cash flow hedges	36,927	10,918	(2,646)
Total	9,463	3,162	(4,456)

Other comprehensive income, net of tax	(24,447)	(8,089)	12,309
Attributable to:
Shareholders of the Bank	(25,293)	(8,856)	11,353
Non-controlling interest	846	767	956

The Bank expects that the results included in “Other comprehensive income” will be reclassified to profit or loss when the specific conditions have been met.